Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Repurchase of shares for treasury	6,600,000
Tax on stock issued under stock-based compensation plans	$ 1.7	$ (3.8)	$ (1.3)
Dividends per common share (in dollars per share)	$ 1.14	$ 1.08	$ 1.00
Employee stock benefit trust
Stock issued under stock-based compensation plans (in shares)			432,112
Stock issued under the Savings Plan (401(k) Plan) (in shares)			398,093
Dividends paid to employee stock benefit trust			$ 0.6
Share transferred to treasury from employee stock benefit trust			954,536
Treasury stock
Repurchase of shares for treasury	6,555,672	7,927,344	316,757
Stock issued under stock-based compensation plans (in shares)	2,240,185	713,571	38,346
Stock issued under the Savings Plan (401(k) Plan) (in shares)	578,441	844,311	326,185
Share transferred to treasury from employee stock benefit trust			954,536